Basis of Presentation and Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leasehold improvements [Member]
Useful life	5 years	5 years
Description of useful lives	Lesser of the remaining lease term or 5 years
Machinery And Equipment [Member] | Minimum [Member]
Useful life	3 years	3 years
Machinery And Equipment [Member] | Maximum [Member]
Useful life	20 years	25 years